GROUP UNDERTAKINGS (Details)	12 Months Ended
Dec. 31, 2025
Trinity Biotech Manufacturing Limited [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Trinity Biotech Manufacturing Limited
Address of entity's registered office	IDA Business Park, Bray County Wicklow, Ireland
Principal activity	Manufacture and saleof diagnostic test kits
Principal Country of incorporation and operation	Ireland
Group % holding	100.00%
Trinity Research Limited [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Trinity Research Limited
Address of entity's registered office	IDA Business Park, Bray County Wicklow, Ireland
Principal activity	Research and development
Principal Country of incorporation and operation	Ireland
Group % holding	100.00%
Trinity Biotech Manufacturing Services Limited [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Trinity Biotech Manufacturing Services Limited
Address of entity's registered office	IDA Business Park, Bray County Wicklow, Ireland
Principal activity	Dormant
Principal Country of incorporation and operation	Ireland
Group % holding	100.00%
Trinity Biotech Luxembourg Sarl [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Trinity Biotech Luxembourg Sarl
Address of entity's registered office	1, rue Bender, L-1229 Luxembourg
Principal activity	Investment and provision of financial services
Principal Country of incorporation and operation	Luxembourg
Group % holding	100.00%
Trinity Biotech Inc [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Trinity Biotech Inc
Address of entity's registered office	Girts Road, Jamestown, NY 14702, USA
Principal activity	Holding Company
Principal Country of incorporation and operation	U.S.A.
Group % holding	100.00%
Clark Laboratories Inc [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Clark Laboratories Inc
Address of entity's registered office	Trading as Trinity Biotech (USA) Girts Road, Jamestown NY14702, USA
Principal activity	Manufacture and sale of diagnostic test kits
Principal Country of incorporation and operation	U.S.A.
Group % holding	100.00%
Mardx Diagnostics Inc. [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Mardx Diagnostics Inc
Address of entity's registered office	5919 Farnsworth Court Carlsbad CA 92008, USA
Principal activity	Dormant
Principal Country of incorporation and operation	U.S.A.
Group % holding	100.00%
Biopool US Inc [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Biopool US Inc (trading as Trinity Biotech Distribution)
Address of entity's registered office	Girts Road, Jamestown NY14702, USA
Principal activity	Sale of diagnostic test kits
Principal Country of incorporation and operation	U.S.A.
Group % holding	100.00%
Primus Corporation [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Primus Corporation
Address of entity's registered office	4231 E 75th Terrace Kansas City, MO 64132, USA
Principal activity	Manufacture and sale of diagnostic test kits and instrumentation
Principal Country of incorporation and operation	U.S.A.
Group % holding	100.00%
Phoenix Bio Tech Corp [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Phoenix Bio-tech Corp.
Address of entity's registered office	1166 South Service Road West Oakville, ON L6L 5T7 Canada.
Principal activity	Dormant
Principal Country of incorporation and operation	Canada
Group % holding	100.00%
Fiomi Diagnostics Holding Ab [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Fiomi Diagnostics Holding AB
Address of entity's registered office	Dag Hammarskjöldsv 52A SE-752 37 Uppsala Sweden
Principal activity	Discontinued operation (in liquidation)
Principal Country of incorporation and operation	Sweden
Group % holding	100.00%
Fiomi Diagnostics Ab [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Fiomi Diagnostics AB
Address of entity's registered office	Dag Hammarskjöldsv 52A SE-752 37 Uppsala Sweden
Principal activity	Discontinued operation (in liquidation)
Principal Country of incorporation and operation	Sweden
Group % holding	100.00%
Trinity Biotech Do Brasil [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Trinity Biotech Do Brasil
Address of entity's registered office	Comercio e Importacao Ltda Rua Silva Bueno 1.660 – Cj. 101/102 Ipiranga Sao Paulo Brazil
Principal activity	Sale of diagnostic test kits
Principal Country of incorporation and operation	Brazil
Group % holding	100.00%
Trinity Biotech (Uk) Ltd [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Trinity Biotech (UK) Ltd
Address of entity's registered office	Mills and Reeve LLP Botanic House 100 Hills Road Cambridge, CB2 1PH United Kingdom
Principal activity	Sales & marketing activities
Principal Country of incorporation and operation	UK
Group % holding	100.00%
Immco Diagnostics Inc Member
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Immco Diagnostics Inc
Address of entity's registered office	60 Pineview Drive Buffalo NY 14228, USA
Principal activity	Manufacture and sale of autoimmune products and laboratory services
Principal Country of incorporation and operation	U.S.A.
Group % holding	100.00%
Nova Century Scientific Inc [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Nova Century Scientific Inc
Address of entity's registered office	5022 South Service Road Burlington Ontario Canada
Principal activity	Manufacture and sale of autoimmune products and infectious diseases
Principal Country of incorporation and operation	Canada
Group % holding	100.00%
Trinity Biotech Investment Ltd [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Trinity Biotech Investment Ltd
Address of entity's registered office	PO Box 309 Ugland House Grand Cayman KY1-1104 Cayman Islands
Principal activity	Investment and provision of financial services
Principal Country of incorporation and operation	Cayman Islands
Group % holding	100.00%
Trib Biosensors Inc [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Trib Biosensors Inc.
Address of entity's registered office	27700 S.W. 95th Avenue, Wilsonville, Oregon 97070, USA
Principal activity	Manufacturing, development, and sale of biosensors
Principal Country of incorporation and operation	USA
Group % holding	100.00%
Konamite Limited [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Konamite Limited
Address of entity's registered office	IDA Business Park, Bray County Wicklow, Ireland
Principal activity	Research and development
Principal Country of incorporation and operation	Ireland
Group % holding	100.00%
Trinity Biotech Joint Venture Limited [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Trinity Biotech Joint Venture Limited
Address of entity's registered office	IDA Business Park, Bray County Wicklow, Ireland
Principal activity	Holding Company
Principal Country of incorporation and operation	Ireland
Group % holding	100.00%
Epi Capture Limited [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	EpiCapture Limited
Address of entity's registered office	19 Mather Road, Mount Merrion, Dublin, Ireland
Principal activity	Research and development
Principal Country of incorporation and operation	Ireland
Group % holding	100.00%
Metabolomics Diagnostics Limited [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Metabolomics Diagnostics Limited
Address of entity's registered office	Hoffman Park, Inchera, Little Island, Co. Cork, Ireland
Principal activity	Research and development
Principal Country of incorporation and operation	Ireland
Group % holding	100.00%
Waveform Technologies Inc. [Member]
Disclosure Of Composition Of Group [Line Items]
Name of subsidiary	Waveform Technologies Inc.
Address of entity's registered office	Obrtna cesta 18, 8310 Sentjernej, Slovenia
Principal activity	Manufacturing, development, and sale of biosensors
Principal Country of incorporation and operation	Slovenia
Group % holding	100.00%